Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss)
Revenue from mining operations	$ 9,370	$ 0	$ 20,420	$ 29
Cost of sales	5,468	1,017	11,774	1,726
Mine operating income (loss)	3,902	(1,017)	8,646	(1,697)
Operating expenses
General and administrative expenses	1,356	977	2,472	1,911
Share-based payments	862	498	1,062	1,114
Income (loss) before other items	1,684	(2,492)	5,112	(4,722)
Other items
Interest and other income	59	107	52	129
(Loss) gain on long-term investments	(596)	169	(1,282)	101
Fair value adjustment on warrant liability	2,373	256	2,606	1,044
Realized loss on warrants exercised	0	(106)	0	(1,111)
Unrealized foreign exchange gain (loss)	123	(1,186)	(482)	(903)
Project evaluation expenses	6	0	(75)	0
Finance cost	(88)	(17)	(101)	(38)
Accretion of reclamation provision	(11)	(12)	(21)	(23)
Interest expense	(22)	0	(43)	(2)
Income (loss) before income taxes	3,528	(3,281)	5,766	(5,525)
Income taxes:
Current income tax expense	(360)	0	(500)	(12)
Deferred income tax recovery (expense)	(885)	627	(2,337)	1,065
Income tax recovery (expense)	(1,245)	627	(2,837)	1,053
Net income (loss)	2,283	(2,654)	2,929	(4,472)
Other comprehensive income (loss)
Currency translation differences	(119)	1,013	238	1,107
Total comprehensive income (loss)	$ 2,164	$ (1,641)	$ 3,167	$ (3,365)
Income (loss) per share
Basic income	$ 0.02	$ (0.03)	$ 0.03	$ (0.05)
Diluted income	$ 0.02	$ (0.03)	$ 0.03	$ (0.05)
Weighted average number of common shares outstanding
Basic	117,129,947	100,512,906	110,548,661	98,382,464
Diluted	120,386,601	100,512,906	113,814,123	98,382,464